Financial Instruments - Schedule of Cash and Cash Equivalents (Details) - Less than 3 months [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Cash and Cash Equivalents [Line Items]
Change in value of hedging instruments recognized in OCI	$ 1,792
Hedge Ineffectiveness Recognized in PL
Line Item in profit or loss that Includes hedge ineffectiveness